COMMITMENTS AND CONTINGENCIES - Additional Information (Detail) ¥ in Thousands	Sep. 30, 2018 CNY (¥)
Leasehold improvements and installation of equipment
Commitments and Contingencies [Line Items]
Purchase commitments	¥ 23,706